Deferred income	12 Months Ended
Dec. 31, 2023
Deferred Income
Deferred income

25. Deferred income

	2023	2022
Deferred revenue from rewards program	62,578	34,546
Deferred annual fee from reward program	2,762	3,283
Other deferred income	3,020	3,859
Total	68,360	41,688

Deferred revenue from rewards programs is related to the Group's reward program for its credit card customers, called "Nubank+" and "Ultravioleta". The programs consist of accumulating points according to the use of the credit card in the ratio of R$1.00 (one Brazilian real, equivalent to US$0.21 as of December 31, 2023 and US$0.19 as of December 31, 2022) equal to 1 point in cashback. The points do not expire, and there is no limit on the number of Rewards an eligible card member can earn. Deferred annual fees from the reward program comprise amounts related to the rewards fees which are paid by customers until they are earned.

The redemption of the points occurs when the customers use them in various purchase categories, such as air tickets, hotels, transportation services, and music.

Nu uses financial models to estimate the redemption rates of rewards earned to date by current card members, and, therefore, the estimated financial value of the points, based on historical redemption trends, current enrollee redemption behavior, among others. The estimated financial value is recorded in the profit or loss when the performance obligation is satisfied, which is when the reward points are redeemed.